Debt	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Debt
9.
DEBT

A summary of the Group’s debt, recognized at amortized cost, as of June 30, 2026 and December 31, 2025 is outlined below:

		June 30, 2026	December 31, 2025
Debt (1)	Security (if applicable)	(in USD and thousands)
River Vessel Financing
€20.3 million loan(2), variable base rate plus 2.4%, due 2026	Viking Kvasir	$—	$10,089
$102.0 million loan, fixed at 5.22% - 5.26%, due 2028	Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn	32,190	38,842
$15.1 million loan, variable base rate plus 2.35%, due 2029	Viking Helgrim	—	7,404
€153.2 million loan(2), (3), variable at SOFR plus CAS and 1.30%, due through 2029	Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn	54,623	64,832
€53.6 million loan(2), (3), variable at SOFR plus CAS and 1.30%, due through 2029	Viking Gymir, Viking Egdir	26,175	29,915
Ocean Ship Financing
$290.2 million financial liability, due 2031	Viking Jupiter	—	206,702
€316.6 million loan(4), fixed at 1.81%, due 2034	Viking Neptune	255,865	278,811
€316.6 million loan(4), fixed at 1.87%, due 2035	Viking Saturn	270,916	294,301
$401.0 million loan(4), fixed at 3.64%, due 2036	Viking Vela	350,865	367,572
$430.5 million loan(4), fixed at 3.70%, due 2037	Viking Vesta	394,632	412,570
$464.0 million loan (4), fixed at 3.86%, due 2038	Viking Mira	463,972	—
¥2.3 billion financial liability, due 2040	Viking Yidun	336,937	—
Notes
$675.0 million 5.000% Senior Secured Notes due 2028	Viking Star, Viking Sea and Viking Sky	675,000	675,000
$350.0 million 5.625% Senior Secured Notes due 2029	Viking Venus	350,000	350,000
$500.0 million 7.000% Senior Notes due 2029		500,000	500,000
$720.0 million 9.125% Senior Notes due 2031		720,000	720,000
$1.7 billion 5.875% Senior Notes due 2033		1,700,000	1,700,000
Other Loans
€6.2 million loan, fixed at 0.3%, due 2026		356	1,099
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027		6,183	8,410
Total debt		$6,137,714	$5,665,547
Less: Unamortized debt fees and discounts, net of premiums		(193,529)	(163,572)
Total debt, net of fees		$5,944,185	$5,501,975
Less: Current portion of long-term debt		(205,910)	(374,607)
Long-term debt		$5,738,275	$5,127,368

(1) SOFR is Term Secured Overnight Financing Rate and CAS is Credit Adjustment Spread

(2) USD denominated

(3) Euler Hermes Aktiengesellschaft (“Hermes”) provides a guarantee equal to 95% of the loan amounts

(4) SACE SpA (“SACE”) provides an insurance policy to the lenders covering 100% of the principal and interest of facility amounts

River vessel financing

When the Group finances river vessels, amounts drawn down are typically repaid in installments over eight to ten years, with monthly, quarterly or semi-annual payments. Generally, the Group has obtained financing of up to 80% of the newbuild contract prices.

Certain of the Group’s loan agreements also have a guarantee from Hermes (the “Hermes Financing”), as indicated in the table above. Additionally, certain subsidiaries of the Group have issued corporate guarantees for the obligations related to the Hermes Financing and the $102.0 million loan.

In the first and second quarters of 2026, the Group repaid the remaining balances of the €20.3 million loan and the $15.1 million loan, respectively.

The Hermes Financing contains customary insurance and loan to value requirements and negative covenants subject to a number of important exceptions and qualifications, including, without limitation, covenants restricting indebtedness, liens, investments, mergers, affiliate transactions, asset sales, prepayment of indebtedness, dividends and other distributions. All other river loans include customary insurance and loan to value requirements.

Ocean and expedition ship financing

SACE financing

As of June 30, 2026, the Group has entered into loan agreements to finance 14 ocean ships for which SACE has provided insurance policies to the lenders covering 100% of the principal and interest of the facility amount (the “SACE Financing”). Each loan is drawn down upon delivery of the related ocean ship. All loans that are part of the SACE Financing are for up to 80% of the newbuild’s contract price, including certain change orders, plus 100% of the export credit agency premium. The interest rate for each of these loans is fixed and the loans have a term of 12 years from the drawdown date with semi-annual payments. Each of the undrawn loans will be available for drawdown in USD upon delivery of the related ship. The Company and certain subsidiaries of the Group have jointly and severally guaranteed the SACE Financing. The SACE Financing agreements contain certain covenants which are generally in line with the covenants of the Notes described further below.

In May 2026, the Group drew down $464.0 million in SACE Financing upon delivery of the Viking Mira.

As the principal amounts of both the Neptune and the Saturn loans are outstanding in euros (“EUR” or “€”), the loan balances at each period end are translated to USD with changes recognized through currency gain (loss) in the interim condensed consolidated statements of operations. For the three and six months ended June 30, 2026, the translation resulted in currency gains resulting in decreases to the loan balances of $3.9 million and $15.4 million, respectively. For the three and six months ended June 30, 2025, the translation resulted in currency losses resulting in increases to the loan balances of $48.7 million and $72.2 million, respectively.

Charter financing

The Group previously entered into a charter agreement to finance the Viking Jupiter. The charter agreement was accounted for as financial liability and included a purchase obligation at the end of the charter term, with an option to purchase the ship beginning on the third anniversary of the charter commencement date. Additionally, the Company had issued a corporate guarantee for this charter. In 2025, the Group exercised its purchase option for the Viking Jupiter, and in the first quarter of 2026, repaid the remaining balance of the Viking Jupiter charter.

In March 2026, the Group entered into a fixed rate charter agreement to finance the Viking Yidun, which was accounted for as a financial liability. The charter has a term of 14 years beginning from the delivery date of the ship, with quarterly payments and includes a purchase obligation at the end of the charter term with an option to purchase the ship beginning on the third anniversary of the charter commencement date. The Company and certain of its subsidiaries issued a corporate guarantee for this arrangement. Upon delivery of the Viking Yidun in March 2026, the Group recognized a financial liability of Chinese yuan (“CNY” or “¥”) 2.3 billion ($336.1 million). As the principal amount of the financial liability is outstanding in CNY, the balance at each period end is translated to USD with changes recognized through exchange differences on translation of foreign operations in the interim condensed consolidated statements of other comprehensive income (loss). The charter agreement contains certain covenants which are generally in line with the covenants of the Notes described below.

Secured notes and unsecured notes (the “Notes”)

The Notes are guaranteed by the Company and certain of its subsidiaries.

The indentures governing the Notes contain negative covenants applicable to Viking Cruises Ltd (“VCL”) and certain of its subsidiaries restricting liens, sale and leaseback transactions and mergers, subject to a number of important exceptions and qualifications. Certain of the indentures also contain covenants restricting indebtedness, investments, affiliate transactions, asset sales, prepayment of indebtedness and dividends and other distributions. VCL and its subsidiaries are generally permitted to incur secured vessel financings for up to 80% of a vessel’s value. The covenants restricting dividends and other distributions generally restrict the amount of funds that can be transferred from VCL and its restricted subsidiaries to the Company to a basket, which is calculated based on a cumulative earnings metric.

In addition, the indentures governing the Notes contain a cross-acceleration provision whereby the failure by VCL or certain subsidiaries to make principal payments under other borrowing arrangements or the occurrence of certain events affecting those other borrowing arrangements could trigger an obligation to repay the notes.

The indentures governing the Notes do not contain any financial maintenance covenants.

Revolving Credit Facility

The Group has entered into a credit agreement for a revolving credit facility (the “Revolving Credit Facility”) for the borrowing of up to an aggregate principal amount of $1.0 billion. The Revolving Credit Facility matures on November 14, 2030. Loans under the Revolving Credit Facility will bear interest based on either SOFR or a base rate, with such rate ranging from SOFR plus a margin or a base rate plus a margin. VCL also pays a commitment fee, payable quarterly, on the average daily unused amount of the Revolving Credit Facility. As of June 30, 2026 and December 31, 2025, no amounts were drawn on the Revolving Credit Facility.

The Revolving Credit Facility contains affirmative and negative covenants that are customary for a senior secured credit agreement. The negative covenants include, among other things, limitations on asset sales, mergers and consolidations, indebtedness, liens, dividends, investments and transactions with affiliates. The Revolving Credit Facility also contains financial covenants that require VCL to maintain a leverage ratio and interest coverage ratio as per the levels specified in the credit agreement if the aggregate amount of outstanding loans under the Revolving Credit Facility exceeds a certain threshold. VCL and its subsidiaries are generally permitted to incur secured vessel financings for up to 80% of a vessel’s value.

Undrawn debt facilities

As of June 30, 2026, the Group had signed SACE Financing agreements for nine ocean ships, for which amounts will be drawn down upon the delivery of each ship. See Note 14.